Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	NEOGAMES S.A.
Entity Central Index Key	0001821349
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	5, RUE DE BONNEVOIE
Entity Address, Address Line Two	L-1260 LUXEMBOURG
City Area Code	352
Local Phone Number	2040119020
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates
City Area Code	302
Local Phone Number	738-6680
Entity Address, City or Town	Newark
Entity Address, State or Province	DE